Appendix 7 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Abstract]
Appendix 7 Details of Due Dates of Payments to Suppliers

APPENDIX 7 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS:

This appendix forms an integral part of the Group’s financial statements.

	Balance as of				Balance as of				Balance as of
Suppliers with Payments Up-to-Date	12-31-2017				12-31-2016				´01-01-2016
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	-	151,741	527,694	679,435	-	160,571	231,474	392,045	-	151,291	253,025	404,316
From 31 to 60 days	-	18,421	90,478	108,899	-	19,314	34,371	53,685	-	18,364	23,159	41,523
From 61 to 90 days	-	-	6,284	6,284	-	-	1,815	1,815	-	-	-	-
From 91 to 120 days	-	-	1,592	1,592	-	-	511	511	-	-	-	-
From 121 to 365 days	-	-	15,932	15,932	-	-	9,039	9,039	-	-	-	-
More than 365 days	-	-	278,427	278,427	-	-	2,539	2,539	-	-	3,208	3,208

Total	-	170,162	920,407	1,090,569	-	179,885	279,749	459,634	-	169,655	279,392	449,047

	Balance as of				Balance as of				Balance as of
Suppliers with Payments Overdue	12-31-2017				12-31-2016				´01-01-2016
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	-	-	-	-	-	-	9,857	9,857	-	-	14,433	14,433
From 31 to 60 days	-	-	-	-	-	-	-	-	-	-	-	-
From 61 to 90 days	-	-	-	-	-	-	-	-	-	-	-	-
From 91 to 120 days	-	-	-	-	-	-	9,669	9,669	-	-	-	-
From 121 to 365 days	-	-	-	-	-	-	14,482	14,482	-	-	-	-
More than 365 days	-	-	94,718	94,718	-	-	99,782	99,782	-	-	123,221	123,221

Total	-	-	94,718	94,718	-	-	133,790	133,790	-	-	137,654	137,654